Intangible Assets, Net	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022

Trademark	$44,317	$48,010
Software	34,817	37,718
Total intangible assets, at cost	79,134	85,728
Less: accumulated amortization	(51,266)	(46,966)
Total intangible assets, net	$27,868	$38,762

Amortization expenses were $7,932 and $8,468 for year ended March 31, 2023 and 2022, respectively.